Financial Instruments - Summary of Monetary Assets and Liabilities Denominated In Foreign Currency (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 MXN ($) Exchange_Rate	Dec. 31, 2022 USD ($) Exchange_Rate	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)
Monetary assets and liabilities denominated in foreign currency [line items]
Net position Asset/(Liability)	$ (2,209,109,044)		$ (2,013,915,861)
Exchange rate | Exchange_Rate	19.4143	19.4143
U.S. dollar
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 10,362,175		$ 14,268,352
Liabilities		111,567,112		97,614,622
Net position Asset/(Liability)	$ (1,964,823,008)	$ (101,204,937)	$ (1,715,557,949)	$ (83,346,270)
Exchange rate	19.4143	19.4143	20.5835	20.5835
Euro
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 2,464		$ 741,098
Liabilities		10,143,850		11,735,899
Net position Asset/(Liability)	$ (210,010,864)	$ (10,141,386)	$ (257,372,899)	$ (10,994,801)
Exchange rate	20.7083	20.7083	23.4086	23.4086
Pounds sterling
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 4,467		$ 2,085
Liabilities		450,285		469,032
Net position Asset/(Liability)	$ (10,409,672)	$ (445,818)	$ (13,020,070)	$ (466,947)
Exchange rate	23.3496	23.3496	27.8834	27.8834
Yen
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 0		$ 0
Liabilities		110,180,315		110,178,061
Net position Asset/(Liability)	$ (16,196,506)	$ (110,180,315)	$ (19,710,855)	$ (110,178,061)
Exchange rate	0.1470	0.1470	0.1789	0.1789
Swiss francs
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 0		$ 0
Liabilities		365,554		365,348
Net position Asset/(Liability)	$ (7,668,994)	$ (365,554)	$ (8,254,088)	$ (365,348)
Exchange rate	20.9791	20.9791	22.5924	22.5924